Schedule of Timing of Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 9,926,519	$ 17,563,985	$ 23,777,952
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	6,766,519	17,563,985	23,777,952
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total	$ 3,160,000